LOANS	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
LOANS

NOTE 4 – LOANS

On April 6, 2010, the Company obtained a loan in the amount of $200,000, bearing interest of 10% per annum from Black Sands Holdings, Ltd.  On September 10, 2010 the Company agreed to enter into a debt to equity conversion as a means of settling the outstanding loan amount of $208,603 by issuing 417,205 shares. The fair value of the shares was $446,410, of which $237,807 was recognized as a loss on debt settlement.